INCOME TAXES - Changes in gross unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits - beginning of year	$ 120.1	$ 65.1	$ 54.7
Gross increases - tax positions in prior period	1.4	46.2	4.4
Gross decreases - tax positions in prior period	(5.6)	(0.6)	(3.7)
Gross increases - current period tax positions	3.1	10.9	9.7
Settlements	(0.8)	(1.5)	0.0
Lapse of statute of limitations	(16.2)	0.0	0.0
Gross unrecognized tax benefit - end of year	$ 102.0	$ 120.1	$ 65.1